Income Taxes - Summary of Significant Components of Company's Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits [Line Items]
Tax loss carryforwards	$ 15,858	$ 15,108
Tax Loss Carryforwards
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits [Line Items]
Tax loss carryforwards	14,359	12,634
Exploration and Evaluation Assets
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits [Line Items]
Tax loss carryforwards	124	1,350
Financing Costs
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits [Line Items]
Tax loss carryforwards	573	424
Capital Assets
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits [Line Items]
Tax loss carryforwards	238	607
Other
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits [Line Items]
Tax loss carryforwards	$ 564	$ 94